Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended		13 Months Ended	18 Months Ended	19 Months Ended	24 Months Ended	25 Months Ended	30 Months Ended	31 Months Ended	36 Months Ended	37 Months Ended	42 Months Ended	43 Months Ended	48 Months Ended	49 Months Ended	54 Months Ended	55 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	67 Months Ended	72 Months Ended	73 Months Ended	78 Months Ended	79 Months Ended	84 Months Ended	85 Months Ended	90 Months Ended	91 Months Ended	96 Months Ended	97 Months Ended	102 Months Ended	103 Months Ended	108 Months Ended	109 Months Ended	114 Months Ended	115 Months Ended	120 Months Ended
	May 18, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000122820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						First Trust Global Tactical Commodity Strategy Fund
Accumulated Value		$ 10,000		$ 10,620			$ 10,054		$ 9,695		$ 10,345		$ 10,320		$ 8,997		$ 9,328		$ 9,591		$ 7,894		$ 9,757		$ 11,889		$ 12,498		$ 14,522		$ 14,639		$ 13,893		$ 13,922		$ 15,038		$ 15,274		$ 15,925		$ 17,457
C000168150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						First Trust Alternative Absolute Return Strategy ETF
Accumulated Value	$ 10,000		$ 9,930		$ 9,483			$ 9,500		$ 10,060		$ 9,951		$ 9,128		$ 9,169		$ 9,012		$ 9,085		$ 9,675		$ 10,880		$ 10,981		$ 12,726		$ 12,081		$ 11,555		$ 11,382		$ 12,066		$ 12,101		$ 12,102		$ 13,063
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	10,000	10,000	10,274	10,384	11,077		11,196	12,112	12,242	13,495	13,640	13,853	14,001	12,904	13,042	15,296	15,460	16,966	17,148	16,443	16,620	20,087	20,303	23,150	23,399	25,852	26,130	20,692	20,915	21,174	21,398	24,752	25,012	26,740	27,023	30,827	31,155	33,431	33,784	35,504	35,879	39,408	39,827
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Commodity Index
Accumulated Value	10,000	10,000	10,407	11,325	10,271		11,177	9,731	10,589	10,446	11,367	10,446	11,367	9,272	10,089	9,741	10,600	9,985	10,865	8,048	8,757	9,673	10,525	11,719	12,751	12,296	13,379	14,563	15,846	14,272	15,532	13,161	14,322	13,143	14,302	13,819	15,037	13,850	15,072	14,616	15,905	16,035	17,450
S And P GSCI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P GSCI®
Accumulated Value		$ 10,000		$ 10,986			$ 11,137		$ 9,996		$ 11,778		$ 12,999		$ 10,151		$ 11,505		$ 11,940		$ 7,604		$ 9,107		$ 11,967		$ 12,782		$ 17,357		$ 16,102		$ 14,888		$ 15,414		$ 17,122		$ 16,839		$ 17,166		$ 18,042
Three Month U S Treasury Bills Plus 3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						3 Month U.S. Treasury Bills + 3%
Accumulated Value	$ 10,000		$ 10,041		$ 10,212			$ 10,398		$ 10,612		$ 10,859		$ 11,142		$ 11,447		$ 11,743		$ 11,991		$ 12,182		$ 12,367		$ 12,559		$ 12,765		$ 13,129		$ 13,627		$ 14,206		$ 14,800		$ 15,411		$ 15,966		$ 16,544